Leases (Tables)	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Cost

The components of lease costs for three months ended March 31, 2021 are as follows (in thousands):

Three Months Ended March 31, 2021
Operating lease costs	$253
Finance lease costs:
Amortization of right-of-use assets	—
Interest on lease liabilities	—
Short-term lease costs	—
Variable lease costs	—
Sublease income	—

Total lease costs	$253

Summary of Cash Flow Arising from Lease Activity

Cash flows arising from lease transactions for the three months ended March 31, 2021 were as follows (in thousands):

Three Months Ended March 31, 2021
Cash paid for amounts included in the measurements of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(10)
Operating cash inflows/(outflows) from finance leases	—
Financing cash inflows/(outflows) from finance leases	—
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	—
Operating leases	—
Finance leases	—

Schedule of Future Minimum Lease Payments Under Non Cancellable Leases

Future minimum lease payments under non-cancelable leases in effect as of March 31, 2021 are as follows (in thousands):

Year Ending December 31,	Operating Leases	Finance Leases
2021 (excluding the three months ended March 31, 2021)	$1,031	$—
2022	766	—
2023	763	—
2024	762	—
2025	762	—
Thereafter	1,803	—

Total future undiscounted minimum lease payments	$5,887	$—
Less: Imputed Interest	(1,181)	—

Present value of lease liabilities	$4,706	$—
Less: Current portion of operating lease obligation	(1,198)	—

Operating lease obligation, net of current portion	$3,508	$—

Summary of Lease Commitments

The following table summarizes our lease commitments as of December 31, 2020:

Year Ending December 31	Minimum Lease Commitment
(in thousands)
2021	$712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708

Total	$5,473